Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Feb. 03, 2023	Jan. 28, 2022	Jan. 29, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
In
accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”), we provide the following disclosure regarding executive compensation for our CEO, who is our principal executive officer, and non-CEO
NEOs and Company performance for our three most recent fiscal years. The Nominating and Governance Committee (and the Board of the Directors with respect to the CEO) did not consider the pay versus performance disclosure below in making its pay decisions for any of the years presented. See “Compensation Discussion and Analysis” for information about the pay decisions made with respect to NEO compensation for each of those years.
Pay Versus Performance Table

Year	Summary Compensation Table Total for CEO ($)	Compensation Actually Paid to CEO ($)	Average Summary Compensation Table Total for Non-CEO Named Executive Officers ($)	Average Compensation Actually Paid to Non-CEO Named Executive Officers ($)	Value of Initial Fixed $100 Investment Based On:		Net Income (in millions) ($)	Non-GAAP Net Revenue (in millions) ($)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)
(a)	(b) (1)	(c) (2)	(d) (3)(4)	(e) (3)(4)	(f)	(g) (5)	(h)	(i) (6)

Fiscal 2023	2,797,308	2,797,308	11,632,812	(5,076,520)	176.85	147.87	2,422	102,301

Fiscal 2022	3,467,347	3,467,347	22,477,881	48,769,297	227.96	165.45	5,707	107,037

Fiscal 2021	930,415	930,415	10,756,644	24,687,463	149.46	135.56	3,505	94,389

(1)
Michael S. Dell was our CEO for each of the three fiscal years presented (the “covered years”). Amounts shown are the amounts reported for the CEO in the “Total” column of the Summary Compensation Table (“SCT”) for the covered years. The Fiscal 2021 amount reflects Mr. Dell’s voluntary agreement to forgo receipt of his base salary for a portion of Fiscal 2021 in response to the
COVID-19
pandemic.

(2)
Because Mr. Dell does not receive any equity grants under our compensation program, and because no pension benefits are payable to him, the amounts shown for compensation actually paid to the CEO for each covered year are the same as the compensation reported for Mr. Dell for each such year in the “Total” column of the SCT.

(3)
For Fiscal 2023 and Fiscal 2022, the
non-CEO
NEOs consisted of Thomas W. Sweet, Jeffrey W. Clarke, Anthony Charles Whitten and William F. Scannell. For Fiscal 2021, the
non-CEO
NEOs consisted of Mr. Sweet, Mr. Clark, Mr. Scannell and Richard J. Rothberg.

(4)
Average compensation actually paid to
non-CEO
named executive officers reflects the following adjustments to the SCT amounts for stock awards reported for those NEOs for the covered years. There were no pension benefits reported for any NEO for any covered year.

	Fiscal 2023	Fiscal 2022	Fiscal 2021

Non-CEO NEOs	See note (3)	See note (3)	See note (3)

SCT total compensation ($) (a)	11,632,812	22,477,881	10,756,644

Less: stock award values reported in the SCT for the covered year ($) (a)	(9,314,983)	(18,906,128)	(8,738,715)

Plus: fair value of stock awards granted in the covered year ($) (b)	6,192,018	26,150,544	18,239,981

Change in fair value of outstanding unvested stock awards from prior years ($) (b)	(10,891,517)	13,962,137	3,213,840

Change in fair value of stock awards from prior years that vested in the covered year ($) (c)	(2,694,850)	5,084,863	1,215,713

Compensation actually paid ($)	(5,076,520)	48,769,297	24,687,463

(a)	Grant date fair values of stock awards reported in the SCT are calculated based on the following:

•
for time-based RSUs, the closing price of the Class C common stock as of the grant date as reported on the NYSE (or on the trade date immediately preceding the grant date, if the grant date occurs on a non-trading
day);

•
for performance-based RSUs subject to achievement of market-based performance goals based on relative total shareholder return, a Monte Carlo valuation model to simulate the probabilities of achievement as of the grant date; and

•	for performance-based RSUs subject to internal financial measures, the closing price of the Class C common stock as of the accounting grant date as reported on the NYSE, assuming target performance.

(b)	At each fiscal year-end, the fair value of stock awards granted and adjustments to stock award fair values are calculated based on the following:

•	for time-based RSUs, the closing price of the Class C common stock as of fiscal year-end as reported on the NYSE;

•
for performance-based RSUs subject to achievement of market-based performance goals based on relative total shareholder return, a Monte Carlo simulation model to determine the fair values of such performance-based RSUs as of fiscal year-end;
and

•
for
performance-based RSUs subject to internal financial measures, the closing price of the Class C common stock
as of fiscal
year-end
as reported on the NYSE and the related accrued performance modifier as of fiscal year-end.

For grants made prior to January 28, 2022, year-end fair values were adjusted as these grants were not entitled to dividend equivalent rights.

(c)	Adjustments for vested stock award fair values are calculated based on the following:

•	for time-based RSUs, the closing price of the Class C common stock on the trade date immediately preceding the vesting date as reported on the NYSE;

•
for performance-based RSUs subject to achievement of market-based performance goals based on relative total shareholder return, the closing price of the Class C common stock on the trade date immediately preceding the vesting date as reported on the NYSE and the related realized performance modifier; and

•
for performance-based RSUs subject to internal financial measures, the closing price of the Class C common stock on the trade date immediately preceding the vesting date as reported on the NYSE and the related realized performance modifier.

(5)
Peer group total shareholder return represents the cumulative total shareholder return of the S&P 500 Information Technology Index, which we present in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our annual report on Form
10-K
for the year ended February 3, 2023.

(6)
We
determined
non-GAAP
net revenue to be the most important performance measure used to link Company performance to compensation actually paid to our CEO and the average compensation actually paid to our non-CEO
NEOs for Fiscal 2023. We define
non-GAAP
net revenue to be net revenue calculated and reported in accordance with GAAP as adjusted to exclude purchase accounting adjustments.
Non-GAAP
net revenue results for Fiscal 2022 and Fiscal 2021 are not the same as externally reported results as they are not presented on a continuing operations basis.
Non-GAAP
net revenue in this context includes VMware, Inc. results through the date of the VMware spin-off.

Company Selected Measure Name	non-GAAP net revenue
Named Executive Officers, Footnote [Text Block]	For Fiscal 2023 and Fiscal 2022, the
non-CEO
NEOs consisted of Thomas W. Sweet, Jeffrey W. Clarke, Anthony Charles Whitten and William F. Scannell. For Fiscal 2021, the
non-CEO
	NEOs consisted of Mr. Sweet, Mr. Clark, Mr. Scannell and Richard J. Rothberg.
Peer Group Issuers, Footnote [Text Block]	Peer group total shareholder return represents the cumulative total shareholder return of the S&P 500 Information Technology Index, which we present in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our annual report on Form
10-K
	for the year ended February 3, 2023.
PEO Total Compensation Amount	$ 2,797,308	$ 3,467,347	$ 930,415
PEO Actually Paid Compensation Amount	$ 2,797,308	3,467,347	930,415
Adjustment To PEO Compensation, Footnote [Text Block]	Because Mr. Dell does not receive any equity grants under our compensation program, and because no pension benefits are payable to him, the amounts shown for compensation actually paid to the CEO for each covered year are the same as the compensation reported for Mr. Dell for each such year in the “Total” column of the SCT.
Non-PEO NEO Average Total Compensation Amount	$ 11,632,812	22,477,881	10,756,644
Non-PEO NEO Average Compensation Actually Paid Amount	$ (5,076,520)	48,769,297	24,687,463
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
Average compensation actually paid to
non-CEO
named executive officers reflects the following adjustments to the SCT amounts for stock awards reported for those NEOs for the covered years. There were no pension benefits reported for any NEO for any covered year.

	Fiscal 2023	Fiscal 2022	Fiscal 2021

Non-CEO NEOs	See note (3)	See note (3)	See note (3)

SCT total compensation ($) (a)	11,632,812	22,477,881	10,756,644

Less: stock award values reported in the SCT for the covered year ($) (a)	(9,314,983)	(18,906,128)	(8,738,715)

Plus: fair value of stock awards granted in the covered year ($) (b)	6,192,018	26,150,544	18,239,981

Change in fair value of outstanding unvested stock awards from prior years ($) (b)	(10,891,517)	13,962,137	3,213,840

Change in fair value of stock awards from prior years that vested in the covered year ($) (c)	(2,694,850)	5,084,863	1,215,713

Compensation actually paid ($)	(5,076,520)	48,769,297	24,687,463

(a)	Grant date fair values of stock awards reported in the SCT are calculated based on the following:

•
for time-based RSUs, the closing price of the Class C common stock as of the grant date as reported on the NYSE (or on the trade date immediately preceding the grant date, if the grant date occurs on a non-trading
day);

•
for performance-based RSUs subject to achievement of market-based performance goals based on relative total shareholder return, a Monte Carlo valuation model to simulate the probabilities of achievement as of the grant date; and

•	for performance-based RSUs subject to internal financial measures, the closing price of the Class C common stock as of the accounting grant date as reported on the NYSE, assuming target performance.

(b)	At each fiscal year-end, the fair value of stock awards granted and adjustments to stock award fair values are calculated based on the following:

•	for time-based RSUs, the closing price of the Class C common stock as of fiscal year-end as reported on the NYSE;

•
for performance-based RSUs subject to achievement of market-based performance goals based on relative total shareholder return, a Monte Carlo simulation model to determine the fair values of such performance-based RSUs as of fiscal year-end;
and

•
for
performance-based RSUs subject to internal financial measures, the closing price of the Class C common stock
as of fiscal
year-end
as reported on the NYSE and the related accrued performance modifier as of fiscal year-end.

For grants made prior to January 28, 2022, year-end fair values were adjusted as these grants were not entitled to dividend equivalent rights.

(c)	Adjustments for vested stock award fair values are calculated based on the following:

•	for time-based RSUs, the closing price of the Class C common stock on the trade date immediately preceding the vesting date as reported on the NYSE;

•
for performance-based RSUs subject to achievement of market-based performance goals based on relative total shareholder return, the closing price of the Class C common stock on the trade date immediately preceding the vesting date as reported on the NYSE and the related realized performance modifier; and

•
for performance-based RSUs subject to internal financial measures, the closing price of the Class C common stock on the trade date immediately preceding the vesting date as reported on the NYSE and the related realized performance modifier.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The following chart shows the compensation actually paid to our CEO in relation to our total shareholder return, or TSR, for each fiscal year presented, as well as our TSR compared to our peer group TSR for each such fiscal year.
CEO Compensation Actually Paid and Company TSR

Mr. Dell
does not receive equity awards as a part of his compensation package. As a result, his compensation is not impacted by the Dell Technologies stock price as reflected in our TSR. A significant portion of Mr. Dell’s annual compensation is in the form of cash payable under our Incentive Bonus Plan, or IBP, as discussed under “Compensation Discussion and Analysis – Individual Compensation Components – Annual Cash Bonus,” which is tied to achievement of the Company’s non-GAAP
net revenue and
non-GAAP
operating income targets.
The
increase in Mr. Dell’s compensation actually paid from Fiscal 2021 to Fiscal 2022 was primarily attributable to Mr. Dell’s voluntary relinquishment of a portion of his base salary in Fiscal 2021 in response to the
COVID-19
pandemic. The decline in Mr. Dell’s compensation actually paid from Fiscal 2022 to Fiscal 2023 resulted from the Company’s performance against its IBP financial targets for the fiscal years.

The
following chart shows the average compensation actually paid to our non-CEO
NEOs in relation to our
TSR
for each fiscal year presented, as well as our TSR compared to our peer group TSR for each such fiscal year.
Non-CEO NEO Average Compensation Actually Paid and Company TSR

A
significant portion of
non-CEO
NEO compensation is represented by equity awards. Year-over-year changes in average compensation actually paid are generally driven by changes in the Company’s stock price and performance against its compensation-related financial targets, including non-GAAP
net revenue, and rTSR performance. The increase in average compensation actually paid from Fiscal 2021 to Fiscal 2022 was also attributable to the change in the composition of non-CEO
NEOs. The decrease in the Company’s stock price during Fiscal 2023 was largely as a result of stock market volatility in connection with macroeconomic uncertainty
.

Compensation Actually Paid vs. Net Income [Text Block]
The
following chart shows the compensation actually paid to our CEO in relation
to our net income and
non-GAAP
net revenue for each fiscal year presented.
CEO Compensation Actually Paid and Net Income and Non-GAAP Net Revenue

Mr. Dell
does not receive equity awards as a part of his compensation package. As a result, his compensation is not impacted by the Dell Technologies stock price as reflected in our TSR. A significant portion of Mr. Dell’s annual compensation is in the form of cash payable under our Incentive Bonus Plan, or IBP, as discussed under “Compensation Discussion and Analysis – Individual Compensation Components – Annual Cash Bonus,” which is tied to achievement of the Company’s non-GAAP
net revenue and
non-GAAP
operating income targets.
The
increase in Mr. Dell’s compensation actually paid from Fiscal 2021 to Fiscal 2022 was primarily attributable to Mr. Dell’s voluntary relinquishment of a portion of his base salary in Fiscal 2021 in response to the
COVID-19
pandemic. The decline in Mr. Dell’s compensation actually paid from Fiscal 2022 to Fiscal 2023 resulted from the Company’s performance against its IBP financial targets for the fiscal years.

The following chart shows the average compensation actually paid to our non-CEO
NEOs in relation to
our
net income and
non-GAAP
net revenue for each fiscal year presented.
Non-CEO NEO Average Compensation Actually Paid and
Net Income and Non-GAAP Net Revenue

A
significant portion of
non-CEO
NEO compensation is represented by equity awards. Year-over-year changes in average compensation actually paid are generally driven by changes in the Company’s stock price and performance against its compensation-related financial targets, including non-GAAP
net revenue, and rTSR performance. The increase in average compensation actually paid from Fiscal 2021 to Fiscal 2022 was also attributable to the change in the composition of non-CEO
NEOs. The decrease in the Company’s stock price during Fiscal 2023 was largely as a result of stock market volatility in connection with macroeconomic uncertainty
.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
The
following chart shows the compensation actually paid to our CEO in relation
to our net income and
non-GAAP
net revenue for each fiscal year presented.
CEO Compensation Actually Paid and Net Income and Non-GAAP Net Revenue

Mr. Dell
does not receive equity awards as a part of his compensation package. As a result, his compensation is not impacted by the Dell Technologies stock price as reflected in our TSR. A significant portion of Mr. Dell’s annual compensation is in the form of cash payable under our Incentive Bonus Plan, or IBP, as discussed under “Compensation Discussion and Analysis – Individual Compensation Components – Annual Cash Bonus,” which is tied to achievement of the Company’s non-GAAP
net revenue and
non-GAAP
operating income targets.
The
increase in Mr. Dell’s compensation actually paid from Fiscal 2021 to Fiscal 2022 was primarily attributable to Mr. Dell’s voluntary relinquishment of a portion of his base salary in Fiscal 2021 in response to the
COVID-19
pandemic. The decline in Mr. Dell’s compensation actually paid from Fiscal 2022 to Fiscal 2023 resulted from the Company’s performance against its IBP financial targets for the fiscal years.

The following chart shows the average compensation actually paid to our non-CEO
NEOs in relation to
our
net income and
non-GAAP
net revenue for each fiscal year presented.
Non-CEO NEO Average Compensation Actually Paid and
Net Income and Non-GAAP Net Revenue

A
significant portion of
non-CEO
NEO compensation is represented by equity awards. Year-over-year changes in average compensation actually paid are generally driven by changes in the Company’s stock price and performance against its compensation-related financial targets, including non-GAAP
net revenue, and rTSR performance. The increase in average compensation actually paid from Fiscal 2021 to Fiscal 2022 was also attributable to the change in the composition of non-CEO
NEOs. The decrease in the Company’s stock price during Fiscal 2023 was largely as a result of stock market volatility in connection with macroeconomic uncertainty
.

Total Shareholder Return Vs Peer Group [Text Block]
The following chart shows the compensation actually paid to our CEO in relation to our total shareholder return, or TSR, for each fiscal year presented, as well as our TSR compared to our peer group TSR for each such fiscal year.
CEO Compensation Actually Paid and Company TSR

The
following chart shows the average compensation actually paid to our non-CEO
NEOs in relation to our
TSR
for each fiscal year presented, as well as our TSR compared to our peer group TSR for each such fiscal year.
Non-CEO NEO Average Compensation Actually Paid and Company TSR

A
significant portion of
non-CEO
NEO compensation is represented by equity awards. Year-over-year changes in average compensation actually paid are generally driven by changes in the Company’s stock price and performance against its compensation-related financial targets, including non-GAAP
net revenue, and rTSR performance. The increase in average compensation actually paid from Fiscal 2021 to Fiscal 2022 was also attributable to the change in the composition of non-CEO
NEOs. The decrease in the Company’s stock price during Fiscal 2023 was largely as a result of stock market volatility in connection with macroeconomic uncertainty
.

Tabular List [Table Text Block]
Most
Important Financial Performance Measures
We
set forth below the three financial performance measures that represented the most important measures used to link compensation actually paid to our CEO and average compensation actually paid to our non-CEO
NEOs (as calculated in accordance with Item 402(v) of Regulation
S-K)
to Company performance for Fiscal 2023. The measures in this table are not ranked.

Financial Performance Measures

Non-GAAP Net Revenue

Non-GAAP Operating Income

Relative TSR
As discussed in “Compensation Discussion and Analysis,” these measures were used to evaluate the performance of our NEOs under our incentive plans and to incentivize the NEOs to increase long-term value for our shareholders.

Total Shareholder Return Amount	$ 176.85	227.96	149.46
Peer Group Total Shareholder Return Amount	147.87	165.45	135.56
Net Income (Loss)	$ 2,422,000,000	$ 5,707,000,000	$ 3,505,000,000
Company Selected Measure Amount	102,301,000,000	107,037,000,000	94,389,000,000
PEO Name	Michael S. Dell
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Net Revenue
Non-GAAP Measure Description [Text Block]
We
determined
non-GAAP
net revenue to be the most important performance measure used to link Company performance to compensation actually paid to our CEO and the average compensation actually paid to our non-CEO
NEOs for Fiscal 2023. We define
non-GAAP
net revenue to be net revenue calculated and reported in accordance with GAAP as adjusted to exclude purchase accounting adjustments.
Non-GAAP
net revenue results for Fiscal 2022 and Fiscal 2021 are not the same as externally reported results as they are not presented on a continuing operations basis.
Non-GAAP
net revenue in this context includes VMware, Inc. results through the date of the VMware spin-off.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Operating Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Non-PEO NEO [Member] | Stock Award Values Reported In The SCT for the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (9,314,983)	$ (18,906,128)	$ (8,738,715)
Non-PEO NEO [Member] | Fair Value Of Stock Awards Granted In The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,192,018	26,150,544	18,239,981
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding Unvested Stock Awards From Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(10,891,517)	13,962,137	3,213,840
Non-PEO NEO [Member] | Change In Fair Value Of Stock Awards From Prior Years That Vested In The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,694,850)	$ 5,084,863	$ 1,215,713